Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2014
Bonds Payable
Schedule of bonds payable and its accrued interest expenses

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Current liabilities
Accrued expenses and other payable—Accrued bonds’ interests element (note 12)	39,822,083	39,820,456	6,507,674
Bonds payable—Outstanding principals	—	500,000,000	81,712,698

Non-current liabilities
Bonds payable—Outstanding principals	500,000,000	—	—

Schedule of future amortization of long-term deferred expenses
Years Ending December 31,	(RMB) Amount
2015	5,134,902
2016	427,908
Total	5,562,810